Bank Loans and Notes Payable - Rollforward, Liabilities Arising from Financing Activities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 232,897	$ 285,058	$ 252,940
Cash Flows	(24,832)		5,973
Acquisitions	1,984	51	28,114
New leases	17,520	20,698	10,686
Foreign exchange income (loss)	21,425	(18,107)	(9,390)
Other	7,305	(6,449)	11,513
Ending balance	256,299	232,897	285,058
Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows		(48,354)	(8,805)
Discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows			330
Total Liabilities From Financing Activities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	136,824	191,741	190,585
Cash Flows	(5,157)
Acquisitions	1,510	3	6,181
New leases	0	0	0
Foreign exchange income (loss)	17,430	(16,216)	(9,034)
Other	(2,403)	(6,521)	(2,294)
Ending balance	148,204	136,824	191,741
Total Liabilities From Financing Activities | Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows		(32,183)	6,303
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	10,518	12,893	7,580
Cash Flows	2,105
Acquisitions	0	3	6,181
New leases	0	0	0
Foreign exchange income (loss)	504	(852)	(78)
Other	(39)	0	(375)
Ending balance	13,088	10,518	12,893
Bank loans | Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows		(1,526)	(415)
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	126,306	178,848	183,005
Cash Flows	(7,262)
Acquisitions	1,510	0	0
New leases	0	0	0
Foreign exchange income (loss)	16,926	(15,364)	(8,957)
Other	(2,364)	(6,521)	(1,919)
Ending balance	135,116	126,306	178,848
Notes payable | Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows		(30,657)	6,718
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	96,073	93,317	62,355
Cash Flows	(19,675)
Acquisitions	474	48	21,933
New leases	17,520	20,698	10,686
Foreign exchange income (loss)	3,995	(1,891)	(356)
Other	9,708	72	13,807
Ending balance	$ 108,095	96,073	93,317
Lease liabilities | Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows		$ (16,171)	$ (15,108)